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CIK: 0001046407

                                                                Michele H. Abate
                                                       Assistant General Counsel

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                    September 8, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  Paragon Separate Account D
     File No. 811-08385

Commissioners:

Semi-annual reports dated June 30, 2015 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of Paragon Separate Account D of Metropolitan Life Insurance Company pursuant to
Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-annual report for the Deutsche CROCI(R) International VIP of Deutsche Variable Series I is incorporated by reference as filed on Form N-CSRS, CIK No. 0000764797, File No. 811-04257.

The Semi-annual report for the Deutsche Money Market VIP of Deutsche Variable Series II is incorporated by reference as filed on Form N-CSRS, CIK No. 0000810573, File No. 811-05002.

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Semi-annual report for the MFS(R) Growth Series of MFS(R) Variable Insurance Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000918571, File No. 811-08326.

The Semi-annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000822671, File No. 811-05346.

The Semi-annual reports for certain portfolios of T. Rowe Price Equity Series, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918294, File No. 811-07143.

The Semi-annual report for the T. Rowe Price Limited-Term Bond Portfolio of T. Rowe Price Fixed Income Series, Inc. is incorporated by reference as filed on Form N-CSRS, CIK No. 0000920467, File No. 811-07153.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company